Non-current derivative financial liabilities - Change in stream obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	$ 654.0	$ 164.5
Proceeds received		300.0
Settlements during the period	(31.6)	(24.1)
Fair value adjustments related to changes in the Company’s own credit risk	(23.9)	103.2
Other fair value adjustments	62.9	110.4
Balance, end of period	661.4	654.0
Less: current portion	(43.0)	(36.6)
Non-current portion of derivative financial liabilities	618.4	617.4
Rainy River
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	217.9	164.5
Proceeds received		0.0
Settlements during the period	(26.8)	(24.1)
Fair value adjustments related to changes in the Company’s own credit risk	(4.0)	19.2
Other fair value adjustments	6.9	58.3
Balance, end of period	194.0	217.9
Less: current portion	(30.3)	(32.1)
Non-current portion of derivative financial liabilities	163.7	185.8
New Afton
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of period	436.1	0.0
Proceeds received		300.0
Settlements during the period	(4.8)	0.0
Fair value adjustments related to changes in the Company’s own credit risk	(19.9)	84.0
Other fair value adjustments	56.0	52.1
Balance, end of period	467.4	436.1
Less: current portion	(12.7)	(4.5)
Non-current portion of derivative financial liabilities	$ 454.7	$ 431.6